Unaudited Condensed Consolidated Statements of Cash Flows	6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (1,263,601)	$ (231,121)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	12,804	12,147
Changes in allowance for doubtful accounts	162,413	37,398
(Gain) loss on foreign currency transactions	(26,992)	6,229
Gain on sale of asset	(13,934)
Non cash operating lease expense		51,022
Non cash interest expense (income)	14	(1,885)
Changes in deferred tax assets		(5,321)
Changes in operating assets and liabilities:
Decrease in accounts receivables	712,438	404,396
Decrease (increase) in other receivables	5,698	(38,533)
Decrease (increase) in prepaid expense	92,828	(22,204)
Decrease in accounts payable and accrued expenses	(511,624)	(764,222)
Decrease in VAT and other tax payable	(100,955)	(43,221)
Increase in operating lease liabilities		5,795
Increase in deferred income	548
Net Cash Used in Operating Activities	(930,363)	(589,520)
Cash Flows from Investing Activities:
Purchase of office equipment and software		(3,351)
Proceeds from disposal of asset	31,037
Purchase deposit paid	(194,791)
Loan repayment received	771	7,730
Net Cash (Used in) Provided by Investing Activities	(162,983)	4,379
Cash Flows from Financing Activities:
Proceeds from short term loans	381,233
Net Cash Provided by Financing Activities	381,233	0
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	(2,354)	6,964
Net decrease in cash, cash equivalents and restricted cash	(714,467)	(578,177)
Cash, cash equivalents, and restricted cash - beginning of the period *	5,744,078	6,110,693
Cash, cash equivalents, and restricted cash - end of the period	5,029,611	5,532,516
Cash and cash equivalents	4,516,882	4,923,114
Restricted foreign currency	512,729	609,402
Total cash, cash equivalents, and restricted cash	5,029,611	$ 5,532,516
Cash paid for:
Interest	$ 2,306